Earnings per unit and cash distributions (Tables)	9 Months Ended
Sep. 30, 2016
Earnings Per Unit [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
15. Earnings per unit and cash distributions

The calculation of basic and diluted earnings per unit is presented below:

	Three months ended		Nine months ended
	September 30,		September 30,
(in thousands of U.S. dollars, except per unit numbers)	2016	2015	2016	2015
Net income attributable to the unitholders of Höegh LNG Partners LP	$13,425	5,185	16,445	$24,204
Less: Dividends paid or to be paid (1)	(10,971)	(8,880)	(32,910)	(26,642)
Under (over) distributed earnings	$2,454	(3,695)	(16,465)	$(2,438)
Under (over) distributed earnings attributable to:
Common units public	1,030	(1,550)	(6,912)	(1,023)
Common units Höegh LNG	197	(297)	(1,324)	(196)
Subordinated units Höegh LNG	1,227	(1,848)	(8,229)	(1,219)
	$2,454	(3,695)	(16,465)	$(2,438)
Basic weighted average units outstanding (in thousands)
Common units public	11,051	11,040	11,044	11,040
Common units Höegh LNG	2,116	2,116	2,116	2,116
Subordinated units Höegh LNG	13,156	13,156	13,156	13,156

Diluted weighted average units outstanding (in thousands)
Common units public	11,054	11,040	11,048	11,040
Common units Höegh LNG	2,116	2,116	2,116	2,116
Subordinated units Höegh LNG	13,156	13,156	13,156	13,156

Basic and diluted earnings per unit (2):
Common units public	$0.51	$0.20	$0.61	$0.92
Common units Höegh LNG (3)	$0.51	$0.20	$0.63	$0.92
Subordinated units Höegh LNG (3)	$0.51	$0.20	$0.63	$0.92

(1)
Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period, and is based the number of units outstanding at the period end.

(2)
Effective June 3, 2016, the Partnership granted 21,500 phantom units to the CEO/CFO of the Partnership. One-third of the phantom units vest as of December 31, 2017, 2018 and 2019, respectively. The phantom units impact the diluted weighted average units outstanding, however, the increase- in weighted average number of units was not significant enough to change the earnings per unit. Therefore, the basic and diluted earnings per unit is the same.

(3)
Includes total amounts attributable to incentive distributions rights of $113,227 and $339,634 for the three and nine months ended September 30, 2016, respectively. $15,688 and $47,059 for the three and the nine months ended September 30, 2016, respectively, was attributed to common units owned by Höegh LNG. $97,538 and $292,575 for the three and nine months ended September 30, 2016, respectively, was attributed to subordinated units owned by Höegh LNG.